CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues:
Enterprise		¥ 377,013	$ 57,946	¥ 311,106	¥ 208,385
e-Government and other		102,216	15,710	60,772	26,904
Less: Business tax and surcharges		(9,696)	(1,490)	(8,055)	(3,092)
Net revenues		469,533	72,166	363,823	232,197
Cost of revenues	[1]	(94,640)	(14,546)	(55,707)	(33,392)
Gross profit		374,893	57,620	308,116	198,805
Operating expenses:
Sales and marketing expenses	[1]	(192,413)	(29,573)	(139,781)	(88,364)
Research and development expenses	[1]	(257,921)	(39,642)	(160,387)	(97,553)
General and administrative expenses	[1]	(143,743)	(22,093)	(88,108)	(60,820)
Total operating expenses	[1]	(594,077)	(91,308)	(388,276)	(246,737)
Losses from operations		(219,184)	(33,688)	(80,160)	(47,932)
Other income/(expense):
Foreign currency exchange gain/(loss)		(8,552)	(1,314)	(1,600)	1,339
Interest income/(expense), net		(5,430)	(835)	(614)	80
Other income/(expense), net		(1,683)	(259)	(1,452)	111
Loss before income tax		(234,849)	(36,096)	(83,826)	(46,402)
Income tax expense		(4,275)	(657)	(14,801)	(15,371)
Net loss		(239,124)	(36,753)	(98,627)	(61,773)
Less: Net loss attributable to non-controlling interests		(128)	(20)	(53)	(16)
Net loss attributable to Gridsum Holding Inc.		(238,996)	(36,733)	(98,574)	(61,757)
Accretion to preferred shares redemption value				(16,725)	(19,707)
Cumulative dividend to preferred shareholders				(12,990)	(16,642)
Net loss attributable to Gridsum's ordinary shareholders		(238,996)	(36,733)	(128,289)	(98,106)
Net loss		(239,124)	(36,753)	(98,627)	(61,773)
Foreign currency translation adjustment, net of tax		(20,452)	(3,143)	8,923	(19,330)
Comprehensive loss		(259,576)	(39,896)	(89,704)	(81,103)
Less: Comprehensive loss attributable to non-controlling interests		(128)	(20)	(53)	(16)
Comprehensive loss attributable to Gridsum Holding Inc.		¥ (259,448)	$ (39,876)	¥ (89,651)	¥ (81,087)
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | (per share)		¥ (7.90)	$ (1.21)	¥ (8.52)	¥ (9.81)
Weighted average shares outstanding used in computing net loss per share attributable to Gridsum's ordinary shareholders | shares		30,243,250	30,243,250	15,054,865	10,000,000

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: Cost of revenues 335 319 501 77 Sales and marketing expenses 1,651 2,252 4,739 728 Research and development expenses 3,347 3,955 8,641 1,328 General and administrative expenses 3,473 4,103 9,042 1,390